Certain relationships and related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of allowance for loan losses on the Promissory Notes

The activity in the allowance for loan losses on the Promissory Notes during the years ended December 31, 2021. and 2020, was as follows (in millions):

	2021	2020
Beginning balance	$30.0	$127.7
Provision for loan losses	—	19.4
Reversal of allowance	—	(117.1)

Net reversal of allowance for loan losses	—	(97.7)

Write offs	(30.0)	—

Ending balance	$—	$30.0

Summary of Related Party Transactions
The following table summarizes the Company’s transactions with related parties for each of the years ended December 31, 2021, and 2020 (in millions):

	2021	2020
Revenues (1)	$1.5	$0.2
Selling, general and administrative expenses (2)	1.0	0.3
Recovery of notes receivable from affiliate (3)	—	(97.7)
Interest income (4)	—	1.0
Other (expense) income, net (5)	(1.2)	4.2

(1)
Revenues for the years ended December 31, 2021, and 2020 include amounts recognized from contracts with Appgate, Brainspace Corporation and Presidio. Appgate is an affiliate of the Company and a direct subsidiary of SIS. Brainspace Corporation was an affiliate of the Company and an indirect subsidiary of SIS through January 20, 2021.

(2)	Selling, general and administrative expenses include amounts incurred under the Transition Services Agreement.
(3)	Represents net recovery recognized in connection with amounts funded under the Promissory Notes.
(4)	Represents interest income recognized under one of the Promissory Notes and under the Transaction Services Agreement for the years ended December 31, 2021, and 2020.
(5)	Includes expenses incurred in connection with board fees and management fees paid for the years ended December 31, 2021, and 2020.

Summary of Balances Arising from Transactions with Related Parties
As of December 31, 2021, and 2020, the Company had the following balances arising from transactions with related parties (in millions):

	2021	2020
Accounts receivable (1)	$0.1	$4.3
Due from affiliates (2)	—	117.1
Accounts payable (3)	0.6	0.4
Accrued expenses (4)	—	0.5
Due to affiliates (5)	—	22.7

(1)	Accounts receivable at December 31, 2021, and 2020, include amounts due from Appgate under the Transition Services Agreement, and trade receivables due from Appgate and Brainspace Corporation.
(2)	Due from affiliates at December 31, 2020 includes amounts due from Appgate under the Promissory Notes.
(3)	Accounts payable at December 31, 2021, and 2020, include amounts due to Appgate under the Transition Services Agreement, and trade payables due to Appgate.
(4)	Accrued expenses at December 31, 2021, and 2020, include board fees owed to the independent directors of the Company.
(5)	Due to affiliates at December 31, 2020 includes amounts owed under the Transaction Services Agreement.